FEDERAL INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Federal income taxes at the statutory rate	$ 981	$ 1,436
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(31)	(30)
Bargain purchase gain	0	(326)
Merger-related expenses	0	225
Other	2	3
Federal Income Tax Expense (Benefit), Continuing Operations	$ 952	$ 1,308